Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments Financial Assets And Liabilities Balance Sheet Groupings [Abstract]
Summary of fair value of the financial instruments that are measured at fair value on a recurring basis
Assets
and
liability
that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2023				As of December 31, 2024
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Assets
Short-term investments (i) (Note 2(k))	781,216	—	781,216	—	751,290	—	751,290	—
Debt investments (ii) (Note 13)	1,228,595	—	—	1,228,595	1,034,204	—	—	1,034,204
Equity investments with readily determinable fair values (iii) (Note 13)	104,972	104,972	—	—	78,351	78,351	—	—

	2,114,783	104,972	781,216	1,228,595	1,863,845	78,351	751,290	1,034,204

Liability
Derivative liability relating to the contingent consideration (iv) (Note 5)	393,473	—	—	393,473	167,940	—	—	167,940